Deferred revenue and income - Schedule of Deferred Revenue and Income (Parenthetical) (Detail) - USD ($)		1 Months Ended	12 Months Ended
		Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Reimbursement received from depository			$ 127,000
Deferred income withholding tax			$ 42,000
Deferred income amortized depositary service period			5 years
Deferred revenue and income, non-current	[1]		$ 3,242,000	$ 4,082,000
Increase Decrease In Deferred Government Grants		$ 1,224,000	(3,493,000)	(3,473,000)	$ (1,969,000)
Deferred Income Amortization Period For Government Grant		5 years
Membership subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current			425,000	820,000
Government grants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current			2,509,000	2,719,000
Reimbursement from the depository [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current			$ 308,000	$ 543,000

[1]	As of December 31, 2017, the non-current portion included membership subscription revenue of USD 425,000 (2016: USD 820,000), government grants of USD 2,509,000 (2016: USD 2,719,000), and reimbursement from the depositary of USD 308,000 (2016: USD 543,000).